Commitments (Details) - EUR (€) € in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Lease commitments
Total payment obligation	€ 2,003	€ 4,669
Rostock headquarters building | Within one year
Lease commitments
Future lease payments to be made	865	283
Rostock headquarters building | Within five years
Lease commitments
Future lease payments to be made	2,323	1,686
Rostock headquarters building | Later than 5 years
Lease commitments
Future lease payments to be made	4,219	4,855
Office equipment and storage spaces | Within one year
Lease commitments
Future lease payments to be made	17	33
Office equipment and storage spaces | Within five years
Lease commitments
Future lease payments to be made	€ 0	€ 9